Segment Information (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY segment	Dec. 31, 2011 CNY	Dec. 31, 2013 Online services CNY	Dec. 31, 2012 Online services CNY	Dec. 31, 2011 Online services CNY	Dec. 31, 2013 Personalized matchmaking services CNY	Dec. 31, 2012 Personalized matchmaking services CNY	Dec. 31, 2011 Personalized matchmaking services CNY	Dec. 31, 2013 Events and other services CNY	Dec. 31, 2012 Events and other services CNY	Dec. 31, 2011 Events and other services CNY
Segment Information
Number of reportable segments			3
Segment Information
Net revenues	$ 81,372	492,606	410,803	331,241	422,088	362,492	277,186	52,458	33,143	34,378	18,060	15,168	19,677
Cost of revenues	(29,819)	(180,521)	(143,685)	(104,814)	(140,975)	(117,830)	(73,427)	(29,792)	(15,903)	(15,543)	(9,754)	(9,952)	(15,844)
Gross profit	$ 51,553	312,085	267,118	226,427	281,113	244,662	203,759	22,666	17,240	18,835	8,306	5,216	3,833